License Agreements (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 22, 2022 USD ($) payment shares	Jul. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
License Agreements
Number of development and regulatory milestone payments | payment	12
Series A-1 convertible preferred shares authorized (in shares) | shares				0	13,510,415
Payments of non-refundable license fee		$ 150,000
Lonza milestone payment | Accounts Payable and Accrued Liabilities
License Agreements
Annual milestone payment, due and payable			$ 400,000	$ 400,000
Agreement with Pfizer
License Agreements
Amount of cash transferred	$ 5,000,000.0
Number of shares transferred | shares	2,702,083
Percentage of interest	20.00%
Value allocated to in-process research and development	$ 7,500,000
Number of development and regulatory milestone payments | payment	11
Maximum amount of development and regulatory milestone payments	$ 70,000,000.0
Maximum amount of sales milestone payments	$ 525,000,000.0
Maximum annual earned royalty at a marginal royalty rate	20.00%
Percentage of anti-dilution provisions to be maintained				18.00%
Series A-1 convertible preferred shares authorized (in shares) | shares				267,939
Development Of research and development			$ 1,000,000.0	$ 1,000,000.0